Revenue and government financing for research expenditures - Disclosure of Government Financing for Research Expenditures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit	€ 9,729	€ 7,925	€ 10,310
Grant	0	110	2,281
Government financing for research expenditures	9,729	8,035	12,591	[1]
Research tax credit, receivable, current	29,755	25,904	10,310
Gross carrying amount
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit	€ 9,800	9,167
Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit		€ 1,270
BPI France, Covid-19 program, non-refundable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant			1,988
Research tax credit, initial payment			1,360
Research tax credit, receivable, current			€ 628

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.